STOCKHOLDERS' DEFICIT (Narrative) (Options) (Details) - USD ($)		1 Months Ended										12 Months Ended
	Jul. 02, 2016	Dec. 31, 2016	Nov. 30, 2016	Oct. 24, 2016	Apr. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jul. 31, 2015	Jun. 30, 2015	May 30, 2015	Jan. 23, 2015	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 198,542										$ 198,542
Options expired, number													250,000
Options expired, exercise price													$ 1.22
Employee Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, number												301,000	367,500
Options granted, exercise price												$ 0.22	$ 0.41
Options expired, number												257,500
Options expired, exercise price												$ 1.88
Employee Options and Stock Appreciation Rights [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, term		5 years				5 years				5 years
Options granted, number		251,000				300,000				62,500
Options granted, exercise price		$ 0.22				$ 0.34				$ 0.70
Vesting period		3 years				3 years
Fair value of options		$ 38,092				$ 70,258				$ 24,590
Volatility		99.29%				99.26%				97.15%
Expected term		4 years				4 years				2 years 6 months
Discount rate		1.67%				1.53%				0.82%
Employee Options and Stock Appreciation Rights [Member] | Employees [Member] | Vesting Immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares immediately vested		25.00%				25.00%
Employee Options and Stock Appreciation Rights [Member] | Employees [Member] | Vesting Over Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares immediately vested		25.00%				25.00%
Employee Options and Stock Appreciation Rights [Member] | New Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, term		5 years	5 years				5 years
Options granted, number		25,000	25,000				5,000
Options granted, exercise price		$ 0.23	$ 0.26				$ 0.64
Vesting period		1 year	1 year				1 year
Fair value of options		$ 3,556	$ 4,119				$ 1,913
Volatility		99.28%	102.80%				95.65%
Expected term		3 years	3 years				3 years
Discount rate		1.44%	1.27%				0.88%
Employee Options and Stock Appreciation Rights [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, term						5 years
Options granted, number						750,000
Options granted, exercise price						$ 1.22
Fair value of options						$ 271,118
Volatility						98.68%
Expected term						2 years 6 months
Discount rate						1.10%
Employee Options and Stock Appreciation Rights [Member] | Audit Committee Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, term											10 years
Options granted, number											10,000
Options granted, exercise price											$ 0.27
Vesting period											3 years
Fair value of options											$ 1,974
Volatility											84.16%
Expected term											6 years 6 months
Discount rate											1.61%
Employee Options and Stock Appreciation Rights [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, term	10 years			10 years				10 years	10 years
Options granted, number	680,000			5,000				580,000	30,000
Options granted, exercise price	$ 0.37			$ 0.27				$ 0.80	$ 0.76
Vesting period				3 years				1 year	3 years
Fair value of options				$ 1,117				$ 353,553	$ 18,283
Volatility	104.37%			105.08%				98.15%	97.97%
Expected term	5 years 6 months			6 years 6 months				5 years 6 months	6 years 6 months
Discount rate	1.49%			1.42%				1.74%	2.03%
Unrecognized compensation expense, period for recognition	1 year
Unrecognized compensation expense														$ 198,236
Employee Options and Stock Appreciation Rights [Member] | New Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, term					10 years
Options granted, number					30,000
Options granted, exercise price					$ 0.39
Vesting period					3 years
Volatility					103.79%
Expected term					6 years 6 months
Risk-free interest rate					1.52%
Unrecognized compensation expense					$ 9,631